Accounts receivable - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Allowance for credit loss, current	$ 0	$ 0
Change in allowance estimate	$ 0